Intangible assets - Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill [abstract]
Beginning balance		₩ 4,670,134	₩ 4,689,792
Acquisitions through business combinations	[1]	0	13,851
Impairment losses		(2,258)	(33,509)
Others	[2]	16,026
Ending balance		₩ 4,683,902	₩ 4,670,134

[1]	It is the goodwill recognized by Shinhan Financial Plus, a subsidiary acquired in the previous year, from a business transfer for the GF division and IMGA division of Leaders Financial Marketing.
[2]	Other changes are due to effects of changes in foreign exchange rate.